Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, item in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2019 EUR (€) item € / shares	Dec. 31, 2018 EUR (€) item
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,317	€ 1,735
Total expense recognized | €	€ 893	€ 1,664	€ 674
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period	1,110	926
Granted	0	344
Adjustment based upon KPI target achievement	(211)
Exercised	(129)	0
Forfeited	(3)	(160)
End of period	767	1,110	926
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 49	€ 73
Total intrinsic value of vested awards | €	€ 32	51
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 124.03
Total expense recognized | €	€ (9)	€ 44	€ 8
LTI 2020
SHARE-BASED PAYMENTS
Beginning of period	0
Granted	202
Exercised	0
Forfeited	(30)
End of period	172	0
Exercisable	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 6
Total intrinsic value of vested awards | €	3
Total expense recognized | €	€ 6
SOP 2010
SHARE-BASED PAYMENTS
Beginning of period	3,039	7,086
Granted	0	0
Exercised	(1,773)	(3,904)
Forfeited	(66)	(144)
End of period	1,200	3,039	7,086
Exercisable	1,200	3,039
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 42	€ 150
Total intrinsic value of vested awards | €	€ 42	€ 155
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 121.49	€ 111.58
Total expense recognized | €	€ 2	€ 66	€ 43
Qualtrics Rights
SHARE-BASED PAYMENTS
Beginning of period	16,007
Granted	0	24,666
Exercised	(7,791)	(7,776)
Forfeited	(699)	(883)
End of period	7,518	16,007
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 193	€ 377
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 113.34	€ 106.15
Total expense recognized | €	€ 132	€ 461
Service RSUs
SHARE-BASED PAYMENTS
Beginning of period	16,128	15,264
Granted	9,238	9,339
Adjustment based upon KPI target achievement	(5)	122
Exercised	(7,204)	(7,540)
Forfeited	(1,164)	(1,057)
End of period	16,993	16,128	15,264
Exercisable	0	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,027	€ 1,100
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 109.75	€ 98.11
Total expense recognized | €	€ 760	€ 1,087	€ 611